Document and Entity Information	Sep. 04, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001719489
Document Type	8-K
Document Period End Date	Sep. 04, 2020
Entity Registrant Name	KALEYRA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38320
Entity Tax Identification Number	82-3027430
Entity Address, Address Line One	Via Marco D’Aviano, 2
Entity Address, City or Town	Milano MI
Entity Address, Country	IT
Entity Address, Postal Zip Code	20131
City Area Code	39 02
Local Phone Number	288 5841
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	KLR
Security Exchange Name	NYSEAMER
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, at an exercise price of $11.50 per share of Common Stock
Trading Symbol	KLR WS
Security Exchange Name	NYSEAMER